Cash and cash equivalents (Details 1) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 20,694	R$ 66,767		R$ 79,969
Short-term investment	2,524,695
Total	R$ 2,545,389	R$ 66,767	R$ 14,744	R$ 79,969	R$ 6,888	R$ 1,199